Intangible Assets - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (2,811)
Year Two	(2,811)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(8,263)
Total	(22,318)	$ (25,164)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(2,811)
Year Two	(2,811)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(8,263)
Total	$ (22,318)	$ (25,164)	$ (28,450)